Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018	Aug. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (981,692)	$ (1,075,521)	$ (2,343,491)	$ (234,889)
Amortization of debt discount				600
Stock based compensation	83,355	156,001	290,004	3,332
Depreciation	140	146	290
Change in fair value of derivative	(333,130)
Changes in operating assets and liabilities:
Prepaid expenses	19,295	(12,423)	(35,384)	(1,500)
Other receivables	13,176	(1,327)	(22,127)	0
Accounts payable and accrued liabilities	56,730	295,745	500,696	15,636
Net cash used in operating activities	(1,142,126)	(637,379)	(1,610,020)	(216,821)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment		(887)	(845)
Net cash used in investing activities		(887)	(845)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares	1,257,905	592,137	1,386,613	772,681
Advance from related party	8,075	16,583	19,894	24,585
Repayment to related party	(5,221)	(15,843)	(18,056)	(11,317)
Proceeds from issuance of note payable				29,400
Repayment of note payable				(30,000)
Net cash provided by financing activities	1,260,759	592,877	1,388,451	785,349
Effects on changes in foreign exchange rate	1,271	(2,279)	(12,937)	657
Net decrease in cash and cash equivalents	119,904	(47,668)	(235,351)	568,528
Cash and cash equivalents - beginning of period	337,424	572,775	572,775	3,590
Cash and cash equivalents - end of period	457,328	525,107	337,424	572,775
Supplemental Cash Flow
Cash paid for interest	0	0		1,500
Cash paid for income taxes	0	$ 0	$ 0	0
Non-cash financing and investing activities:
Loan forgiven by previous stockholder				$ 16,856
Reclass of warrant derivative liability from equity	$ 918,050